Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or rights excercised during the period value.			€ (6,306)
Exchange differences	€ (4,044)	€ 1,466	(3,618)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 713	€ 2,170
Number of warrants, Beginning balance (Shares)	5,259,506	5,259,506
Change in fair value of derivative warrant liabilities	€ (300)	€ (1,440)
Exchange differences	(271)	(17)
Euros, Ending balance	€ 142	€ 713	€ 2,170
Number of warrants, Ending balance (Shares)	5,259,119	5,259,506	5,259,506
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 1,202	€ 3,664
Number of warrants, Beginning balance (Shares)	8,883,333	8,883,333
Change in fair value of derivative warrant liabilities	€ (507)	€ (2,433)
Exchange differences	(456)	(29)
Euros, Ending balance	€ 239	€ 1,202	€ 3,664
Number of warrants, Ending balance (Shares)	8,883,333	8,883,333	8,883,333
BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 1,204	€ 0
Number of warrants, Beginning balance (Shares)	1,007,894	0
Number of warrants issued during the period		1,007,894
Value of warrants issued during the period		€ 3,893
Change in fair value of derivative warrant liabilities	€ (1,120)	(2,603)
Exchange differences	120	(86)
Euros, Ending balance	€ 204	€ 1,204	€ 0
Number of warrants, Ending balance (Shares)	1,007,894	1,007,894	0
Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 0	€ 0
Number of warrants, Beginning balance (Shares)	0	0
Number of warrants issued during the period	13,102,971
Value of warrants issued during the period	€ 9,517
Change in fair value of derivative warrant liabilities	(8,671)
Exchange differences	737
Euros, Ending balance	€ 1,583	€ 0	€ 0
Number of warrants, Ending balance (Shares)	13,102,971	0	0
Public warrant, Private warrant, Bbva warrant and Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 3,119	€ 5,834
Number of warrants, Beginning balance (Shares)	15,150,733	14,142,839
Number of warrants issued during the period	13,102,971	1,007,894
Value of warrants issued during the period	€ 9,517	€ 3,893
Change in fair value of derivative warrant liabilities	(10,598)	(6,476)
Exchange differences	130	(132)
Euros, Ending balance	€ 2,168	€ 3,119	€ 5,834
Number of warrants, Ending balance (Shares)	28,253,317	15,150,733	14,142,839
Public warrants exercises in January 2024 [member] | Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)	(387)
Public warrants exercises in January 2024 [member] | Public warrant, Private warrant, Bbva warrant and Generac warrant [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Class of warrants or excercised during the period (Shares)	(387)